Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of computation for basic and diluted net income per share
The following table sets forth the computation for basic and diluted net income per share for the years ended December 31, 2010, 2011 and 2012:

	Year Ended December 31,,
	2010	2011	2012
	(in thousands, except per share data)
Numerator
Net income	$81,480	$34,567	$7,520
Denominator
Basic weighted average common shares outstanding	108,057	108,098	105,221
Dilutive effect of Common Stock Equivalents	1,411	851	762
Diluted weighted average common shares outstanding	109,468	108,949	105,983

Basic net income per share	$0.75	$0.32	$0.07
Diluted net income per share	$0.74	$0.32	$0.07